Revenue - Disaggregation based on geographical location (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2020	Jan. 01, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total revenue	$ 66,096	$ 19,535	$ 109,644	$ 63,260	$ 196,333	$ 122,035	$ 259,516	$ 93,811
Hero Wars
Disclosure of geographical areas [line items]
Percentage of group's total revenues			98.00%	98.00%	98.00%	97.00%	97.00%	87.00%
US
Disclosure of geographical areas [line items]
Total revenue			$ 34,849	$ 25,796	$ 63,793	$ 48,650	$ 96,950	$ 38,066
Europe
Disclosure of geographical areas [line items]
Total revenue			23,682	14,138	44,589	27,665	61,167	22,956
FSU
Disclosure of geographical areas [line items]
Total revenue			13,904	9,059	25,539	18,635	38,772	19,008
Asia
Disclosure of geographical areas [line items]
Total revenue			26,786	9,005	45,066	17,035	42,158	7,671
Other
Disclosure of geographical areas [line items]
Total revenue			$ 10,423	$ 5,262	$ 17,346	$ 10,050	$ 20,469	$ 6,110